Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Research and development tax credits	$ 0.1	$ 0.1	$ 0.2